Summary of Platform Development Cost Activity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total capitalized payroll-based costs			$ 38,112	$ 37,190
Stock-based compensation	$ 1,451	$ 6,427		31,345
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Platform development beginning of year	26,054	21,493	21,493	21,997
Payroll-based costs capitalized	713		3,773	5,179
Less dispositions			(164)	(7,357)
Total capitalized payroll-based costs	26,767		25,102	19,819
Stock-based compensation	208		1,016	1,884
Impairments	0	$ (64)	(64)	(210)
Platform development end of year	$ 26,975		$ 26,054	$ 21,493